Average Annual Total Returns - Class D Shares - Janus Henderson High-Yield Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	5.47%	7.21%	5.99%	7.28%	Dec. 29, 1995	3.16%	4.72%	3.30%	4.21%	Dec. 29, 1995	3.13%	[1]	4.42%	[1]	3.43%	[1]	4.30%	[1]	Dec. 29, 1995	[1]	7.11%	8.59%	6.80%	7.11%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.